FORWARD FUNDS

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward International Small Companies Fund

Forward Small Cap Equity Fund

Supplement dated September 28, 2012

to the

Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund, Summary Prospectus for Class A and Class C Shares of the Forward Focus Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

NOTICE OF TERMINATION OF CLASS A SHARES OF THE FORWARD FOCUS FUND, FORWARD INTERNATIONAL SMALL COMPANIES FUND AND FORWARD SMALL CAP EQUITY FUND, AND CLASS C SHARES OF THE FORWARD EXTENDED MARKETPLUS FUND

The following information applies to the Forward Extended MarketPlus Fund, Forward Focus Fund, Forward International Small Companies Fund and Forward Small Cap Equity Fund (each a "Fund" and collectively, the "Funds") only:

At a meeting of the Board of Trustees of Forward Funds (the "Trust") held on September 12-13, 2012, the Trustees, including all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Funds: (i) the automatic conversion (the "Conversion") of all outstanding Class A shares of the Forward Focus Fund, Forward International Small Companies Fund and Forward Small Cap Equity Fund and all outstanding Class C shares of the Forward Extended MarketPlus Fund (the "Converting Shares") into Investor Class shares of the same Fund; and (ii) the termination of the Converting Shares as share classes of each Fund (the "Termination").

Effective as of the close of business on September 28, 2012, in anticipation of the Conversion and the Termination, Converting Shares of each of the Funds will no longer be sold to new investors or existing shareholders (except through reinvested dividends and automatic investment plans) or be eligible for exchanges from other Forward Funds. In addition, Converting Shares of each of the Funds will be closed to all new accounts.

Distribution and Service (Rule 12b-1) Fees will continue to be paid on behalf of the Converting Shares of each of the Funds until the date of the Conversion. These Fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the Funds' distributor for commissions paid in connection with past sales.

The Conversion is expected to occur on or about November 30, 2012 or on such later date as the officers of the Trust determine (the "Conversion Date"). As of the close of business on the Conversion Date, each shareholder of Converting Shares of a Fund will automatically become the owner of the number of corresponding full and fractional Investor Class shares of the same Fund, having an equal aggregate net asset value. On or shortly after the Conversion Date, Converting Shares of each Fund will be terminated as a share class of each Fund.

No sales load, commission or other transactional fee will be imposed as a result of the Conversion. In addition, it is anticipated that Fund shareholders will not recognize a taxable gain or loss on the conversion of their Converting Shares for Investor Class shares, and that Fund shareholders will have the same aggregate tax basis in Investor Class shares received pursuant to the Conversion as in their Converting Shares.

Holders of Converting Shares of a Fund who determine that they do not wish to have their shares automatically converted into Investor Class shares of the same Fund may: (1) redeem their Converting Shares prior to the Conversion Date, or (2) contact the Trust or their broker, financial intermediary or other financial institution prior to the Conversion Date to discuss other options available to them. Please note that a redemption of shares of a Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.